Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	96 Months Ended	12 Months Ended																									96 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Primary Care [Member]	Dec. 31, 2011 Primary Care [Member]	Dec. 31, 2010 Primary Care [Member]	Dec. 31, 2012 Specialty Care And Oncology [Member]	Dec. 31, 2011 Specialty Care And Oncology [Member]	Dec. 31, 2010 Specialty Care And Oncology [Member]	Dec. 31, 2012 Established Products and Emerging Markets [Member]	Dec. 31, 2011 Established Products and Emerging Markets [Member]	Dec. 31, 2010 Established Products and Emerging Markets [Member]	Dec. 31, 2012 Animal Health [Member]	Dec. 31, 2012 Consumer Healthcare [Member]	Dec. 31, 2011 Consumer Healthcare [Member]	Dec. 31, 2010 Consumer Healthcare [Member]	Dec. 31, 2011 Other Operating Segments [Member]	Dec. 31, 2010 Other Operating Segments [Member]	Dec. 31, 2012 Research and Development Operations [Member]	Dec. 31, 2011 Research and Development Operations [Member]	Dec. 31, 2010 Research and Development Operations [Member]	Dec. 31, 2012 Manufacturing Operations [Member]	Dec. 31, 2011 Manufacturing Operations [Member]	Dec. 31, 2010 Manufacturing Operations [Member]	Dec. 31, 2012 Corporate [Member]	Dec. 31, 2011 Corporate [Member]	Dec. 31, 2010 Corporate [Member]	Dec. 31, 2012 Employee Termination Costs [Member] Employee	Dec. 31, 2012 Employee Termination Costs [Member] Employee
Restructuring Cost and Reserve [Line Items]
Restructuring and related activities, initiation date																										Jan. 01, 2005
Restructuring and related activities, current date																										Dec. 31, 2012
Estimated employee terminations																										4,800	62,200
Actual employees terminated																											51,700
Restructuring charges	$ 15,610	$ 295	$ 593	$ 71	$ 175	$ 220	$ 197	$ 125	$ 110	$ 43	$ 59	$ 45	$ 8	$ 12	$ 45	$ 34	$ 6	$ 490	$ 297	$ 265	$ 287	$ 1,100	$ 516	$ 422	$ 350